INCOME TAX (Tables)	12 Months Ended
Jul. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Income Tax Expense

Income taxes provided for the years ended July 31, 2020 and 2019 consist of the following:

	2020	2019
Current:
Federal	$-	$-
Deferred taxes (benefit):
Federal	(247,000)	456,000
State	(108,000)	134,000
Income tax provision (benefit)	$(355,000)	$590,000

Schedule of Effective Income Tax Rate Reconciliation

Taxes provided for the years ended July 31, 2020 and 2019 differ from amounts which would result from applying the federal statutory tax rate to pre-tax income, as follows:

	2020	2019
Income (loss) before income taxes	$(1,261,005)	$2,104,801
Other-net	(16,158)	(17,397)
Adjusted pre-tax income (loss)	$(1,277,163)	$2,087,404
Statutory rate	21.00%	21.00%
Income tax provision (benefit) at statutory rate	$(268,204)	$438,355
State deferred income taxes (benefit)	(108,000)	134,000
Other-net	21,204	17,645
Income tax provision (benefit)	$(355,000)	$590,000

Schedule of Deferred Tax Assets And Liabilities

Significant components of the Company’s deferred tax assets and liabilities as of July 31, 2020 and 2019 are a result of temporary differences related to the items described as follows:

	2020		2019
	Deferred	Deferred	Deferred	Deferred
	Tax Assets	Tax Liabilities	Tax Assets	Tax Liabilities
Rental income received in advance	$175,145	$—	$214,793	$—
Anticipated PPP loan expenses to be forgiven	199,390	—	—	—
Operating lease liabilities	8,013,099	—	—	—
Federal net operating loss carryforward	1,764,769	—	840,122	—
State net operating loss carryforward	693,541	—	670,997	—
Unbilled receivables	—	412,343	—	460,328
Property and equipment	—	4,671,246	—	6,362,708
Unrealized gain on marketable securities	—	307,375	—	297,964
Operating lease right-of-use assets	—	10,229,036	—	—
Other	33,056	—	299,088	—
	$10,879,000	$15,620,000	$2,025,000	$7,121,000
Net deferred tax liability		$4,741,000		$5,096,000

Components of Deferred Tax Provision (benefit)

Components of the deferred tax provision (benefit) for the years ended July 31, 2020 and 2019 consist of the following:

	2020	2019
Tax depreciation exceeding book depreciation	$(1,691,703)	$446,551
Lease expense per book in excess of cash paid	2,477,725	—
Federal net operating loss carryforward	(924,647)	11,053
State net operating loss carryforward	(22,687)	(5,063)
Decrease (increase) of rental income received in advance	39,637	(39,818)
Increase in anticipated PPP loan expenses to be forgiven	(199,390)	—
(Decrease) in unbilled receivables	(47,962)	(2,358)
(Decrease) in average rent payable	—	(25,186)
Litigation deposit due from contractor	—	103,862
Other	14,027	100,959
	$(355,000)	$590,000